UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     February 01, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $128,887 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2132    25280 SH       SOLE                    25280        0        0
ADVANCED MEDICAL OPTICS INC    COM              00763M108     1995    81329 SH       SOLE                    78428        0     2901
ALTERA CORP                    COM              021441100     3434   177755 SH       SOLE                   172764        0     4991
AMGEN INC                      COM              031162100      604    13000 SH       SOLE                    13000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     4286    92314 SH       SOLE                    88991        0     3323
AT&T INC                       COM              00206R102     5346   128635 SH       SOLE                   123051        0     5584
BHP BILLITON LTD               SPONSORED ADR    088606108     5583    79708 SH       SOLE                    78513        0     1195
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     4998    92347 SH       SOLE                    87463        0     4884
CHUBB CORP                     COM              171232101     4547    83315 SH       SOLE                    79253        0     4062
CONSTELLATION BRANDS INC       CL A             21036P108     3599   152238 SH       SOLE                   147111        0     5127
E M C CORP MASS                COM              268648102     4909   264929 SH       SOLE                   255725        0     9204
GARMIN LTD                     ORD              G37260109     7805    80465 SH       SOLE                    75100        0     5365
INTERNATIONAL BUSINESS MACHS   COM              459200101     4812    44511 SH       SOLE                    42192        0     2319
INTUIT                         COM              461202103     4613   145922 SH       SOLE                   139483        0     6439
ISHARES INC                    MSCI GERMAN      464286806     1615    45568 SH       SOLE                    41603        0     3965
ISHARES INC                    MSCI MALAYSIA    464286830     1616   126908 SH       SOLE                   116116        0    10792
ISHARES TR                     S&P/TOPIX 150    464287382     1588    13613 SH       SOLE                    12375        0     1238
ISHARES TR                     FTSE XNHUA IDX   464287184     3005    17632 SH       SOLE                    15792        0     1840
JACOBS ENGR GROUP INC DEL      COM              469814107     8419    88055 SH       SOLE                    84197        0     3858
JOHNSON & JOHNSON              COM              478160104     4207    63078 SH       SOLE                    60465        0     2613
LAS VEGAS SANDS CORP           COM              517834107     1657    16075 SH       SOLE                    15482        0      593
LEHMAN BROS HLDGS INC          COM              524908100     4082    62371 SH       SOLE                    58567        0     3804
M & T BK CORP                  COM              55261F104     1503    18420 SH       SOLE                    18420        0        0
MEADWESTVACO CORP              COM              583334107     2065    65960 SH       SOLE                    65960        0        0
MERRILL LYNCH & CO INC         COM              590188108     3197    59561 SH       SOLE                    57085        0     2476
MORGAN STANLEY INDIA INVS FD   COM              61745C105     1618    29478 SH       SOLE                    26976        0     2502
NABORS INDUSTRIES LTD          SHS              G6359F103     3524   128644 SH       SOLE                   121450        0     7194
NOBLE CORPORATION              SHS              G65422100     5946   105217 SH       SOLE                    99105        0     6112
PENTAIR INC                    COM              709631105     3208    92161 SH       SOLE                    88487        0     3674
QUALCOMM INC                   COM              747525103     3882    98655 SH       SOLE                    92691        0     5964
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3151    69210 SH       SOLE                    65913        0     3297
SIEMENS A G                    SPONSORED ADR    826197501     4080    25929 SH       SOLE                    24864        0     1065
SPDR TR                        UNIT SER 1       78462f103     1242     8498 SH       SOLE                     8483        0       15
STRYKER CORP                   COM              863667101     5108    68356 SH       SOLE                    64291        0     4065
TARGET CORP                    COM              87612E106     3569    71377 SH       SOLE                    68201        0     3176
WELLS FARGO & CO NEW           COM              949746101     1942    64330 SH       SOLE                    64330        0        0